FINANCE COSTS	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
FINANCE COSTS	FINANCE COSTS

		Years ended December 31,
	Notes	2020	2019
Interest expense		$9.1	$8.1
Credit facility fees		4.8	4.9
Accretion expense - Gold prepayment	20	9.3	0.7
Accretion expense - Other		0.1	0.7
		$23.3	$14.4
Total interest paid during the year ended December 31, 2020 was $31.4 million (December 31, 2019 - $30.5 million). Interest paid relates to interest charges on Notes, credit facilities, the equipment loans and leases.